Insurance Benefits and Claims Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Insurance Benefits and Claims Expenses

	Gross RMB million	Ceded RMB million	Net RMB million
For the year ended 31 December 2017
Life insurance death and other benefits	260,853	(1,145)	259,708
Accident and health claims and claim adjustment expenses	34,101	(283)	33,818
Increase in insurance contract liabilities	173,085	(568)	172,517

Total	468,039	(1,996)	466,043

For the year ended 31 December 2016
Life insurance death and other benefits	253,824	(667)	253,157
Accident and health claims and claim adjustment expenses	27,519	(250)	27,269
Increase in insurance contract liabilities	127,156	(537)	126,619

Total	408,499	(1,454)	407,045

For the year ended 31 December 2015
Life insurance death and other benefits	221,949	(248)	221,701
Accident and health claims and claim adjustment expenses	21,166	(157)	21,009
Increase in insurance contract liabilities	109,847	(338)	109,509

Total	352,962	(743)	352,219